Report of the directors financial review risk report - The downside scenarios (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Downside scenario , worst outcome | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.90%)	(1.00%)
Downside scenario , worst outcome | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	6.20%	6.10%
House price index (%, start-to-trough)	(6.40%)	(4.50%)
Inflation rate (YoY % change, max)	1.30%	3.40%
Central bank policy rate (%,max)	2.40%	5.00%
Downside scenario , worst outcome | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(0.60%)	(0.60%)
Downside scenario , worst outcome | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.80%	8.30%
House price index (%, start-to-trough)	0.20%	(0.30%)
Inflation rate (YoY % change, max)	0.60%	2.60%
Central bank policy rate (%,max)	0.40%	3.20%
Downside scenario, additional | – United Kingdom | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(5.50%)	(9.10%)
Downside scenario, additional | – United Kingdom | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	8.70%	8.40%
House price index (%, start-to-trough)	(26.80%)	(27.20%)
Inflation rate (YoY % change, max)	(1.90%)	10.10%
Central bank policy rate (%,max)	1.60%	5.50%
Downside scenario, additional | – France | Not later than one year
Disclosure of financial assets [line items]
GDP level (%, start-to-trough)	(6.30%)	(7.90%)
Downside scenario, additional | – France | Later than one year and not later than two years
Disclosure of financial assets [line items]
Unemployment rate (%, max)	10.80%	10.40%
House price index (%, start-to-trough)	(6.80%)	(14.00%)
Inflation rate (YoY % change, max)	(0.40%)	7.60%
Central bank policy rate (%,max)	(0.10%)	4.20%